Employee costs payable	12 Months Ended
Nov. 30, 2022
Employee costs payable
Employee costs payable

9.Employee costs payable

As at November 30, 2022, the Company had $3,067,578 (2021 - $2,263,944) accrued salaries, accrued vacation and severance payable to certain employees. This balance is due on demand and therefore presented as current liabilities.